Accrued Settlement Costs (Tables)	12 Months Ended
Dec. 31, 2024
Accrued Settlement Costs
Schedule of short term and long term maturities of settlement costs

The following table summarizes the scheduled maturities of short-term and long-term settlement costs for the five years subsequent to December 31, 2024:

Year Ending December 31:	Amount
2025	$280,238
2026	309,331
2027	341,443
2028	376,890
2029	416,016
Thereafter	2,648,053
Total	$4,371,971